Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 150,953	$ 161,312	$ 262,212
Deferred ISR in results	(7,691)	(2,432)	(74,484)
Recoverable tax on assets	(10,466)	(9,186)	(25,356)
Income tax effects recognized in other comprehensive income	(4)	1,259	(1,060)
Ending balance of deferred tax asset, net	$ 132,792	$ 150,953	$ 161,312